INSURANCE AND REINSURANCE RESULT - Schedule of Insurance Service Result (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance service result	S/ 1,848,025	S/ 1,693,617	S/ 1,602,421
Insurance Contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Income from the Insurance Service	4,648,700	3,779,394	3,855,408
Expenses for incurred claims and other expenses net of change of past services	(2,768,730)	(2,062,848)	(2,232,672)
Losses in onerous contracts and reversal of losses	(10,686)	(15,801)	(17,181)
Others	(21,259)	(7,128)	(3,134)
Insurance service expenses	(2,800,675)	(2,085,777)	(2,252,987)
Insurance service result	1,848,025	1,693,617	1,602,421
Insurance Contracts | Contracts Measured Under BBA and VFA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Income from the Insurance Service	224,077	204,578	226,125
Insurance Contracts | Contracts measured under PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Income from the Insurance Service	S/ 4,424,623	S/ 3,574,816	S/ 3,629,283